Income Taxes - Summary of Income Tax Expense (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax	$ (463,648)	$ (309,989)	$ (287,309)
Deferred income tax	80,524	104,741	85,946
Total	$ (383,124)	$ (205,248)	$ (201,363)